Related-Party Transactions	12 Months Ended
Dec. 31, 2014
RelatedParty Transactions
Related-Party Transactions

14. Related‑Party Transactions

General and Administrative Reimbursement

Under the omnibus agreement, we agree to reimburse Landmark for expenses related to certain general and administrative services Landmark will provide to us in support of our business, subject to a quarterly cap equal to the greater of $162,500 and 3% of our revenue during the preceding calendar quarter. This cap on expenses will last until the earlier to occur of: (i) the date on which our revenue for the immediately preceding four consecutive fiscal quarters exceeded $80.0 million and (ii) the fifth anniversary of the closing of the IPO. The full amount of general and administrative expenses incurred will be reflected on our income statements, and to the extent such general and administrative expenses exceed the cap amount, the amount of such excess will be reflected on our financial statements as a capital contribution from Landmark rather than as a reduction of our general and administrative expenses, except for expenses that would otherwise be allocated to us, which are not included in the amount of general and administrative expenses. These expenses include salary, bonus, incentive compensation and other amounts paid to persons who perform services for us or on our behalf and expenses allocated to our general partner by its affiliates.  As of December 31, 2014, Landmark reimbursed us $12,349 for expenses related to certain general and administrative services that exceeded the cap.

Patent License Agreement

We entered into a Patent License Agreement (“License Agreement”) with American Infrastructure Funds, LLC (“AIF”), an affiliate of the controlling member of Landmark. Under the License Agreement, AIF granted us a nonexclusive, perpetual license to practice certain patented methods related to the apparatus and method for combining easements under a master limited partnership. We have agreed to pay AIF a license fee of $50,000 for the second year of the License Agreement, and thereafter, an amount equal to the greater of (i) one‑tenth of one percent (0.1%) of our gross revenue received during such contract year; and (ii) $100,000.

Right of First Offer

In connection with the IPO, the Remaining Landmark Funds have granted us a right of first offer on real property interests that they currently own or acquire in the future before selling or transferring those assets to any third party.

Management Fee

In accordance with the limited liability company agreements for each of the Contributing Landmark Funds the Managing Member or its affiliates was paid a management fee of $45 per asset per month for providing various services to the funds. Management fees totaled $362,495,  $370,625, and $209,091 for the years ended December 31, 2014, 2013, and 2012, respectively. Upon execution of the omnibus agreement and completion of the closing of the IPO and the formation transactions, Landmark’s right to receive this management fee has been terminated and we will instead reimburse Landmark for certain general and administrative expenses incurred by Landmark pursuant to the omnibus agreement, subject to a cap, as described above.

Acquisition of Real Property Interests

In connection with third party acquisitions, Landmark will be obligated to provide acquisition services to us, including asset identification, underwriting and due diligence, negotiation, documentation and closing, at the reasonable request of our general partner, but we are under no obligation to utilize such services. We will pay Landmark reasonable fees, as mutually agreed to by Landmark and us, for providing these services. These fees will not be subject to the cap on general and administrative expenses described above. As of December 31, 2014, no such fees have been incurred.

Prior to the IPO, the Predecessor purchased its real property interests and receivables from Landmark. We have concluded that the formation transactions are a reorganization of entities under common control since these entities have common management and ownership and are under the common control of Landmark. As a result, the contribution of real property interests and other assets to the Partnership was recorded at Landmark’s historical cost. In December 2012, there was a change in control of Landmark. Based on the level of ownership Landmark held in the Contributing Landmark Funds the purchase accounting associated with the change in control was not pushed down to the Contributing Landmark Funds. In connection with the formation transactions the purchase accounting associated with the December 2012 change in control of Landmark is pushed down to us, resulting in a higher cost basis in the assets than is reflected in the historical financial statements of Contributing Landmark Funds. Therefore, the historical cost basis of the assets and liabilities as of Acquisition Date of the Sponsor are different from the historical cost basis of the Contributing Landmark Funds even though all entities are under common control.

Subsequent to the change in control, real property interests purchased from and contributed by Landmark to the Predecessor are stated at the purchase price paid by Landmark.

Due from Affiliates

At December 31, 2014 and 2013, the Partnership owed $0 and $583,689, respectively, to the General Partner and its affiliates for management fees, purchase of assets and other reimbursable expenses incurred on their behalf. At December 31, 2014 and 2013, the General Partner and affiliates owed $659,722 and $648,701, respectively, to the Partnership for rents received on their behalf.